RELATED PARTY TRANSACTIONS - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jul. 01, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Total		¥ 0
Number of trust investments | item		2	2
Services received from:
RELATED PARTY TRANSACTIONS
Total		¥ 13,947	$ 2,022	¥ 35,254
Services received from: | Goumei
RELATED PARTY TRANSACTIONS
Total		13,947	$ 2,022
Services received from: | Beijing QWOM Digital Technology Co., Ltd. ("QWOM")
RELATED PARTY TRANSACTIONS
Total				28,920
Services received from: | UCAR Inc. ("UCAR")
RELATED PARTY TRANSACTIONS
Total				6,334
Agreement of payment for leasehold improvement of sublet rental office to: | UCAR Inc. ("UCAR")
RELATED PARTY TRANSACTIONS
Total	¥ 36,600	¥ 31,700		36,599
Trust investments
RELATED PARTY TRANSACTIONS
Total				1,140,000
Trust investments | Xiamen trust
RELATED PARTY TRANSACTIONS
Total				590,000
Trust investments | Yunnan trust
RELATED PARTY TRANSACTIONS
Total				¥ 550,000